TAXATION	12 Months Ended
Dec. 31, 2024
TAXATION
TAXATION

21.TAXATION

Enterprise income tax:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries in British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

United States

US Proton is incorporated in the State of Delaware, U.S.A. in 2011. The entity is subject to U.S. Federal and state Income Tax (graduated income tax rate were 21% in 2022, 2023 and 2024 on its taxable income under the current laws of the United States of America. The company’s activities are located solely in the state of Texas, as such it is subject to Texas Franchise Tax. The amount of current income tax for federal and state for US Proton was RMB196, RMB404 and negative RMB2,183 (negative US$299) for the years ended December 31, 2022, 2023, and 2024.

Singapore

China Medstar is incorporated in Singapore and does not conduct any substantive operations of its own, which was disposed in 2022 as a subsidiary of Guofu Huimei (Note 4). No provision for Singapore profits tax has been made in the consolidated financial statements as the companies have no assessable profits for the years ended December 31, 2021 and 2022. In addition, upon payments of dividends by China Medstar and CHS to its shareholder, no Singapore withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Group has no assessable profits for the year presented. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

China

The applicable rate for China entities is subject to the PRC EIT at the rate of 25% for the period since 2012.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax would be 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate and the foreign investor is qualified as a beneficial owner under the relevant tax treaty.

In general, for circumstances not being tax evasion, the PRC tax authorities will conduct examinations of the PRC entities’ tax filings of up to five years. Accordingly, the PRC entities’ tax years from 2019 to 2024 remain subject to examination by the tax authorities.

Loss before income taxes consists of:

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Non – PRC	45,211	20,824	(36,488)	(4,999)
PRC	(885,107)	(576,418)	(633,092)	(86,732)
	(839,896)	(555,594)	(669,580)	(91,731)

The current and deferred components of the income tax expense (benefit) appearing in the consolidated statements of comprehensive loss are as follows:

	For the Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current tax benefit	(8,765)	(7,014)	(2,269)	(311)
Deferred tax benefit	(62,141)	(17,559)	(15,236)	(2,087)
	(70,906)	(24,573)	(17,505)	(2,398)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Loss before income taxes	(839,896)	(555,594)	(669,580)	(91,731)
Income tax computed at the tax rate of 25%	(209,974)	(138,899)	(167,396)	(22,931)
Effect of different tax rates in different jurisdictions	(20,584)	(5,178)	12,338	1,690
Non-deductible expenses	21,543	18,287	14,108	1,932
Non-taxable income	(55,705)	(6,447)	(1,027)	(141)
Statutory income (expense)	25,419	51,631	(14,740)	(2,019)
Interest and penalty	(7,254)	(6,121)	(2,473)	(339)
Deferred tax expense	7,056	3,357	11,929	1,634
Changes of valuation allowance	168,102	58,030	128,716	17,634
Withholding tax	491	767	1,040	142
	(70,906)	(24,573)	(17,505)	(2,398)

Deferred Tax

The components of deferred taxes are as follows:

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	425,390	540,787	74,088
Foreign exchange loss	2,755	2,140	293
Depreciation and amortization	17,647	16,212	2,221
Property, plant and equipment impairment	2,340	1,914	262
Deposits for non-current assets	17,725	17,725	2,428
Allowance for doubtful accounts	29,299	51,153	7,008
Lease liabilities	59,875	45,536	6,238
Other long-term assets	94,791	94,563	12,955
Equity investment	7,005	7,105	973
Others	11,770	10,506	1,439
Total deferred tax assets	668,597	787,641	107,905
less: Valuation allowance**	(623,044)	(751,370)	(102,937)
Net deferred tax assets	45,553	36,271	4,968

Deferred tax liabilities
Equity investment	(1,091)	(999)	(137)
Property, plant and equipment	(2,368)	(16,110)	(2,207)
Disposal of Beijing Century Friendship	(3,126)	(3,126)	(428)
Intangible assets	(71,825)	(65,998)	(9,041)
Right-of-use assets	(45,626)	(32,497)	(4,452)
Capitalized interest	(18,993)	—	—
Others	(2,062)	(411)	(56)

Total deferred tax liabilities	(145,091)	(119,141)	(16,321)

Deferred tax assets, net	—	—	—

Deferred tax liabilities, net	(99,538)	(82,870)	(11,353)

*     As of December 31, 2024, the Group had net operating losses from several of its PRC and oversea entities of RMB2,164,982 (US$296,601), which can be carried forward to offset future taxable profit. As per filed tax returns, the net operating loss from PRC entities will expire between 2025 to 2029. For the net operating loss from overseas entities, there is no limitation of expiration according to the statute of Hong Kong and US.

**   The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

The movement of valuation allowance is as follows:

	For the Year Ended December 31,
	2023	2024	2024
	RMB	RMB	US$
Balance at the beginning of year	(565,022)	(623,044)	(85,357)
Change of valuation allowance in the current year	(58,022)	(128,326)	(17,580)
Balance at the end of year	(623,044)	(751,370)	(102,937)

Unrecognized Tax Benefits

The reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest is as follows:

	For the Years Ended December 31,
	2023	2024	2024
	RMB	RMB	US$
Balance at the beginning of year	67,172	63,899	8,754
Changes based on tax positions related to the current year	—	—	—
Additions related to prior year tax position	12,084	5,469	749
Decreases related to prior year tax position	(14,104)	(610)	(84)
Decrease related to disposal of CMSI	(7,861)	(1,011)	(139)
Decreases relating to expiration of applicable statute of limitation	(1,997)	(680)	(93)
Foreign currency translation	8,605	732	100
Balance at the end of year	63,899	67,799	9,287

As of December 31, 2023, and 2024, the Group had unrecognized tax benefit of RMB63,899 and RMB67,799 (US$9,287), respectively, among which, RMB28,712 and RMB32,728 (US$4,484) were presented on a net basis against the deferred tax assets related to tax losses carry forwards on the consolidated balance sheets. At December 31, 2023 and 2024, there were RMB35,421 and RMB36,036 (US$4,937) of unrecognized tax benefits that if recognized would affect the annual effective tax rate.

The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. However, an estimate of the range of the possible change cannot be made at this time.

The Group recognized a decrease amounting to RMB7,254, a decrease amounting to RMB6,121 and a decrease amounting to RMB2,473 (US$339) in interest and penalties during the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2023, and 2024, the Group recognized of interest and penalties of RMB9,283 and RMB9,433 (US$1,292), respectively. Uncertain tax benefits were recorded as other long-term liabilities.

Value-added taxes (“VAT”)

After a new VAT reform came into effect on 1 April 2019, the rental income derived from movable property leasing arrangement is subject to VAT at 13%. The technical service income is subject to VAT at 6%.